Financial Instruments - Summary of Detailed Information About Financial Instruments (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Carrying value, Cash and cash equivalents	$ 126,089	$ 253,776	[1]	$ 172,758
Carrying value, Short-term investments	14,425
Carrying value, Derivative instruments in designated hedge accounting relationships	594	901
Carrying value, Accounts receivable	525,854	455,841	[1],[2]
Carrying value, Long-term receivables		27,954
Carrying value, Derivative instruments in designated hedge accounting relationships	1,019	977
Carrying value, Accounts payable and accrued liabilities	561,120	628,086	[1]
Carrying value ,Other current liabilities	7,936
Carrying value, Long-term debt – Revolving Credit Facility	314,705	459,202
Carrying value, Long-term debt – Term Loan	171,938	203,160
Carrying value, Long-term debt – Notes	826,625	846,500
Carrying value, Other long-term liabilities	18,070	21,757	[1]
Estimated fair value, Financial Liabilities	1,019	977
Accounts payable and accrued liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	561,120	628,086
Other current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	7,936
Long-term debt – Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	314,705	459,202
Long-term debt – Term Loan [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	171,938	203,160
Long-term debt – Notes [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	823,198	869,288
Other long-term liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Liabilities	18,070	21,757
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	126,089	253,776
Short-term Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value, Short-term investments	14,425
Estimated fair value, Financial Assets	14,425
Derivative instruments in designated hedge accounting relationships [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	594	901
Accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets	$ 525,854	455,841
Long-term receivables [member]
Disclosure of detailed information about financial instruments [line items]
Estimated fair value, Financial Assets		$ 28,702

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.